THEATRE AND OTHER CLOSURE AND DISPOSITION OF ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
THEATRE AND OTHER CLOSURE AND DISPOSITION OF ASSETS
THEATRE AND OTHER CLOSURE AND DISPOSITION OF ASSETS

NOTE 6—THEATRE AND OTHER CLOSURE AND DISPOSITION OF ASSETS

        A rollforward of reserves for theatre and other closure and disposition of assets is as follows:

	Three Months Ended
(In thousands)	March 31, 2015	March 31, 2014
Beginning balance	$52,835	$55,163
Theatre and other closure expense	1,127	1,365
Transfer of assets and liabilities	59	9
Foreign currency translation adjustment	(1,613)	(247)
Cash payments	(2,909)	(2,673)

Ending balance	$49,499	$53,617

        In the accompanying Consolidated Balance Sheets, the current portion of the ending balance totaling $7,588,000 is included with accrued expenses and other liabilities and the long-term portion of the ending balance totaling $41,911,000 is included with other long-term liabilities. Theatre and other closure reserves for leases that have not been terminated were recorded at the present value of the future contractual commitments for the base rents, taxes and maintenance.

        During the three months ended March 31, 2015 and the three months ended March 31, 2014, the Company recognized theatre and other closure expense of $1,127,000 and $1,365,000, respectively. Theatre and other closure expense included the accretion on previously closed properties with remaining lease obligations.

NOTE 15—THEATRE AND OTHER CLOSURE AND DISPOSITION OF ASSETS

        The Company has provided reserves for estimated losses from theatres and screens which have been permanently closed and vacant space with no right to future use. As of December 31, 2014, the Company has reserved $52,835,000 for lease terminations which have either not been consummated or paid, related primarily to eight theatres and certain vacant restaurant space. The Company is obligated under long-term lease commitments with remaining terms of up to 13 years for theatres which have been closed. As of December 31, 2014, base rents aggregated approximately $10,082,000 annually and $58,970,000 over the remaining terms of the leases.

        A rollforward of reserves for theatre and other closure is as follows:

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Beginning balance	$55,163	$61,344	$62,935	$65,471
Theatre and other closure expense—continuing operations	9,346	5,823	2,381	4,191
Theatre and other closure expense—discontinued operations	—	—	—	7,562
Transfer of assets and liabilities	2,439	(53)	994	(697)
Foreign currency translation adjustment	(1,822)	(286)	405	(38)
Cash payments	(12,291)	(11,665)	(5,371)	(13,554)

Ending balance	$52,835	$55,163	$61,344	$62,935

        During the twelve months ended December 31, 2014 and December 31, 2013, the Company recognized theatre and other closure expense of $9,346,000 and $5,823,000, respectively. The increase was primarily due to the permanent closure of one theatre with 13 screens in Canada in May 2014. Theatre and other closure expense also includes the accretion on previously closed properties with remaining lease obligations.

        During the period of August 31, 2012 through December 31, 2012 and the period of March 30, 2012 through August 30, 2012, the Company recognized theatre and other closure expense of $2,381,000 and $4,191,000, respectively, primarily related to the early termination of a lease agreement and accretion on previously closed properties with remaining lease obligations. The Company closed one theatre with 20 screens located in Canada and paid the landlord $7,562,000 to terminate the lease agreement during the period March 30, 2012 through August 30, 2012. See Note 4—Discontinued Operations for additional information.

        In the accompanying Consolidated Balance Sheets, the current portion of the theatre and other closure ending balance is included with accrued expenses and other liabilities and the long-term portion of the theatre and other closure ending balance is included with other long-term liabilities. See Note 8—Supplemental Balance Sheet Information for further information.

        Theatre and other closure reserves for leases that have not been terminated were recorded at the present value of the future contractual commitments for the base rents, taxes and maintenance. As of December 31, 2014, the future lease obligations are discounted at annual rates ranging from 6.0% to 9.0%.